SCHEDULE OF CHANGES IN RESTRICTED STOCK UNITS (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 shares Segments	Dec. 31, 2025 shares Segments
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	61,911
Number of RSUs,Issued	1,693,484
Number of RSUs outstanding, Ending of the period	60,715	61,911
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	413,151	188,100
Number of RSUs,Vested | Segments	(652,584)	(216,738)
Number of RSUs,Issued	2,018,983	450,964
Number of RSUs ,Forfeited | Segments	(11,900)	(9,175)
Number of RSUs outstanding, Ending of the period	1,767,650	413,151